Business Combination - Acquisition of Ad Network Assets of Travora Media: Fair Value of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Feb. 06, 2013
Details
Net assets acquired	$ 5,782